Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2015	Feb. 16, 2016	Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015
Entity Registrant Name	CHEMED CORP
Trading Symbol	CHE
Entity Central Index Key	0000019584
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		16,985,970
Entity Public Float			$ 2,162,114,441
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes